Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.003	$ 0.003
Common stock, shares authorized	318,791,438	318,791,438
Common Stock, Shares, Issued	180,300,967	131,467,935
Common Stock, Shares, Outstanding	180,300,967	131,467,935